                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21365

                 Seligman LaSalle Real Estate Fund Series, Inc.
               Seligman LaSalle Monthly Dividend Real Estate Fund
               (Exact name of Registrant as specified in charter)

                                 100 Park Avenue
                            New York, New York 10017
               (Address of principal executive offices) (Zip code)

                                Lawrence P. Vogel
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code:               (212) 850-1864

Date of fiscal year end:                    12/31

Date of reporting period:                   06/30/04

                                   FORM N-CSR

ITEM 1.      REPORTS TO STOCKHOLDERS.

             SELIGMAN LASALLE MONTHLY DIVIDEND REAL ESTATE FUND SEMI-ANNUAL
             Report June 30, 2004

Seligman
LaSalle Monthly Dividend
Real Estate Fund

Mid-Year Report June 30, 2004 Seeking a High Level of Current Income and, Secondly, Capital Appreciation

Seligman
140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Performance Overview	2

Portfolio Overview	4

Portfolio of Investments	6

Statement of Assets
and Liabilities	8

Statement of
Operations	9

Statements of
Changes in Net Assets	10

Notes to Financial
Statements	11

Financial Highlights	17

Board of Directors and
Executive Officers	23

For More Information	back
cover

To The Shareholders

Your mid-year shareholder report for Seligman LaSalle Monthly Dividend Real Estate Fund follows this letter. This report contains the Fund’s investment results and financial statements, including a portfolio of investments.

For the six months ended June 30, 2004, the Fund posted a total return of 4.59% based on the net asset value of Class A shares. During the same time period, the overall Real Estate Investment Trust (REIT) market, as measured by the NAREIT Equity REIT Index, returned 5.51%, and the broader stock market, as measured by the S&P 500 Index, returned 3.44%.

We thank you for your continued support of Seligman LaSalle Monthly Dividend Real Estate Fund and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 13, 2004

Performance Overview (unaudited)

Investment Results

Total Returns*
For the Periods Ended June 30, 2004

		Class A, B, C, D
		and R Since	Class I Since
	Six	Inception	Inception
	Months	7/16/03**	11/24/03**

Class A

With Sales Charge	(0.37)%	14.86%	n/a

Without Sales Charge	4.59	20.65	n/a

Class B

With CDSC†	(0.63)	15.04	n/a

Without CDSC	4.37	20.04	n/a

Class C

With Sales Charge and CDSC††	2.12	17.74	n/a

Without Sales Charge and CDSC	4.14	19.89	n/a

Class D

With 1% CDSC	3.14	18.89	n/a

Without CDSC	4.14	19.89	n/a

Class I	4.56	n/a	10.33%

Class R

With 1% CDSC	3.46	19.40	n/a

Without CDSC	4.46	20.40	n/a

NAREIT Equity REIT Index***	5.51	22.85	11.05

S&P 500 Index***	3.44	16.68	9.53

Net Asset Value
			Since
	6/30/04	12/31/03	Inception*

Class A	$8.20	$8.04	$7.14

Class B	8.21	8.04	7.14

Class C	8.20	8.04	7.14

Class D	8.20	8.04	7.14

Class I	8.20	8.04	7.67

Class R	8.20	8.04	7.14

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results. An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Performance data quoted does not reflect the deduction of taxes that a shareholder might pay on Fund distributions or the redemption of Fund shares.

For the period July 16, 2003 (inception) to June 30, 2004, the Manager voluntarily reimbursed certain expenses of the Fund. Absent such expense reimbursements, Fund performance would have been lower.

See footnotes on page 3.

Performance Overview (unaudited)

*	Inception date for Classes A, B, C, D, and R is July 16, 2003, Class I Inception date is November 24, 2003. Returns for periods less than one year are not annualized. Returns are calculated from the close of business on July 16, 2003 for Classes A, B, C, D and R and from the close of business on November 24, 2003 for Class I.

**	Return figures reflect any change in price per share, and assume the reinvestment of dividends and capital gain distributions, if any. Return figures for Class A shares are calculated without and with the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated without and with the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged only on certain redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated without and with the effect of the maximum 1% initial sales charge, and the 1% CDSC charged only on redemptions made within 18 months of the date of purchase. Returns for Class D and Class R are calculated without and with the effect of the 1% CDSC, charged only on redemptions made within one year of the date of purchase.

***	The NAREIT Equity REIT Index is a commonly used index measuring the performance of all publicly-traded real estate trusts that are Equity REITs as determined by the National Association of Real Estate Investment Trusts. The S&P 500 Index measures the performance of 500 of the largest US public companies based on market capitalization. The indices are unmanaged, do not include any expenses, taxes, fees, or charges, and performance is calculated assuming the reinvestment of all distributions. An investor cannot invest directly in either index.

†	The CDSC is 5% for periods of one year or less and 2% for the five-year period.

††	The CDSC is 1% for periods up to 18 months.

Portfolio Overview (unaudited)

Diversification of Net Assets
June 30, 2004

				Percent of Net Assets

				June 30,	December 31,
	Issues	Cost	Value	2004	2003

Common Stocks

Apartments	4	$9,253,190	$9,436,898	14.8	12.7

Commercial Finance	1	877,507	1,092,277	1.7	1.7

Diversified	2	3,934,353	3,869,190	6.1	6.1

Freestanding	1	566,642	500,080	0.8	—

Health Care	4	5,906,487	5,870,653	9.2	14.4

Industrial	1	2,094,206	2,278,348	3.6	3.9

Lodging/Resorts	2	3,445,347	3,615,563	5.7	4.0

Manufactured Homes	1	2,215,397	2,082,233	3.3	0.8

Office	6	12,067,846	11,986,238	18.9	22.0

Office/Industrial	2	4,711,268	5,075,609	8.0	5.7

Regional Malls	4	6,567,123	6,816,639	10.7	9.5

Self Storage	1	1,996,684	2,135,942	3.4	2.0

Shopping Centers	4	6,585,950	6,376,758	10.0	12.0

Specialty	1	1,405,575	1,479,636	2.3	2.4

	34	61,627,575	62,616,064	98.5	97.2

Short-Term Holdings and
Other Assets Less Liabilities	1	939,004	939,004	1.5	2.8

Net Assets	35	$62,566,579	$63,555,068	100.0	100.0

Largest Industries
June 30, 2004

Portfolio Overview (unaudited)

Largest Portfolio Changes
During Past Six Months

Largest Purchases	Largest Sales

Macerich*	Ramco-Gershenson Properties Trust**

Sun Communities	Glimcher Realty Trust**

CarrAmerica Realty	Mills**

Home Properties	Highwoods Properties**

Duke Realty	Health Care Property Investors

Health Care REIT*	National Health Investors**

Taubman Centers*	Glenborough Realty Trust**

Equity Inns*	Tanger Factory Outlets Centers**

Archstone-Smith Trust	LaSalle Hotel Properties**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.

**	Position eliminated during the period.

Largest Portfolio Holdings
June 30, 2004

Security	Market Value	Percent of Net Assets

Equity Office Properties Trust	$3,733,390	5.9

Home Properties	3,110,760	4.9

Archstone-Smith Trust	3,057,536	4.8

Heritage Properties Investment Trust	2,805,175	4.4

Reckson Associates Realty	2,614,247	4.1

Town & Country	2,608,352	4.1

Duke Realty	2,461,362	3.9

Prentiss Properties	2,452,792	3.9

CarrAmerica Realty	2,447,874	3.9

Simon Properties Group	2,442,759	3.8

Portfolio of Investments (unaudited)
June 30, 2004

	Shares	Value
Common Stocks 98.5%

Apartments 14.8%

Archstone-Smith Trust	104,246	$3,057,536

BRE Properties	19,000	660,250

Home Properties	79,804	3,110,760

Town & Country	103,342	2,608,352

		9,436,898

Commercial Finance 1.7%

Newcastle Investment	36,470	1,092,277

Diversified 6.1%

Colonial Properties Trust	48,258	1,859,381

Crescent Real Estate Equities	124,678	2,009,809

		3,869,190

Freestanding 0.8%

Agree Realty	19,766	500,080

Health Care 9.2%

Health Care Property Investors	40,758	979,822

Health Care REIT	46,952	1,525,940

Health Realty Trust	37,175	1,393,319

Nationwide Health Properties	104,316	1,971,572

		5,870,653

Industrial 3.6%

EastGroup Properties	67,667	2,278,348

Lodging/Resorts 5.7%

Equity Inns	155,200	1,441,808

Hospitality Properties Trust	51,389	2,173,755

		3,615,563

Manufactured Homes 3.3%

Sun Communities	55,305	2,082,233

Office 18.9%

Arden Realty	30,331	892,035

CarrAmerica Realty	80,975	2,447,874

Equity Office Properties Trust	137,257	3,733,390

HRPT Properties	121,716	1,218,377

Maguire Properties	50,132	1,241,770

Prentiss Properties	73,174	2,452,792

		11,986,238

See footnote on page 7.

Portfolio of Investments (unaudited)
June 30, 2004

	Shares or
	Principal Amount		Value
Office/Industrial 8.0%

Duke Realty	77,377	shs.	$2,461,362

Reckson Associates Realty	95,202		2,614,247

			5,075,609

Regional Malls 10.7%

CBL & Associates Properties	15,765		867,075

Macerich	40,200		1,924,374

Simon Properties Group	47,506		2,442,759

Taubman Centers	69,132		1,582,431

			6,816,639

Self Storage 3.4%

Sovran Self Storage	55,944		2,135,942

Shopping Centers 10.0%

Heritage Properties Investment Trust	103,665		2,805,175

Inland Real Estate	36,755		478,183

New Plan Excel Realty Trust	63,906		1,492,844

Regency Centers	37,309		1,600,556

			6,376,758

Specialty 2.3%

Entertainment Properties Trust	41,400		1,479,636

Total Common Stocks (Cost $61,627,575)			62,616,064

Repurchase Agreements 1.6%

State Street Repo 1.18%, dated 6/30/04,
maturing 7/1/04 in the amount of $1,036,000, collateralized by:
$860,000 US Treasury Bill 10.375%, 11/15/12,
with a fair market value of $1,059,950 (Cost $1,036,000)	$1,036,000		1,036,000

Total Investments (Cost $62,663,575) 100.2%			63,652,064

Other Assets Less Liabilities (0.2)%			(96,996)

Net Assets 100.0%			$63,555,068

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2004

Assets:

Investments, at value:

Common stocks (Cost $61,627,575)	$62,616,064

Repurchase agreement (Cost $1,036,000)	1,036,000

Total Investments (Cost $62,663,575)	63,652,064

Cash	433

Receivable for Capital Stock sold	383,596

Receivable for securities sold	378,168

Receivable for dividends and interest	308,705

Receivable from the Manager (Note 5)	41,161

Expenses prepaid to shareholder service agent	16,820

Other	6,566

Total Assets	64,787,513

Liabilities:

Payable for securities purchased	945,706

Payable for Capital Stock repurchased	78,953

Management fee payable	45,618

Distribution and service fees payable	41,589

Dividends payable	12,228

Accrued expenses and other	108,351

Total Liabilities	1,232,445

Net Assets	$63,555,068

Composition of Net Assets:

Captial Stock, at $0.001 par value; (1,000,000,000 shares authorized;
7,747,366 shares outstanding)

Class A	$2,664

Class B	1,133

Class C	3,044

Class D	828

Class I	77

Class R	1

Additional paid-in capital	60,959,528

Accumulated net investment income	18,260

Accumulated net realized gain	1,459,288

Net unrealized appreciation of investments	1,110,245

Net Assets	$63,555,068

Net Asset Value Per Share

Class A ($21,856,731 ÷ 2,663,839 shares)	$8.20

Class B ($9,295,840 ÷ 1,132,769 shares)	$8.21

Class C ($24,962,396 ÷ 3,043,571 shares)	$8.20

Class D ($6,792,236 ÷ 828,227 shares)	$8.20

Class I ($635,826 ÷ 77,493 shares)	$8.20

Class R ($12,039 ÷ 1,468 shares)	$8.20

See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2004

Investment Income:

Dividends	$1,857,891

Interest	3,032

Total Investment Income	1,860,923

Expenses:

Management fee	257,670

Distribution and service fees	210,434

Shareholder account services	89,099

Registration	65,961

Custody and related services	50,638

Auditing and legal fees	33,127

Shareholder reports and communications	7,706

Directors’ fees and expenses	4,183

Miscellaneous	12,580

Total Expenses Before Reimbursement	731,398

Reimbursement of expenses	(134,387)

Total Expenses After Reimbursement	597,011

Net Investment Income	1,263,912

Net Realized and Unrealized Gain (Loss) on Investments

Net realized gain on investments	1,472,107

Net change in unrealized appreciation of investments	(1,707,698)

Net Loss on Investments	(235,591)

Increase in Net Assets from Operations	$1,028,321

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months	July 16, 2003*
	Ended	to
	June 30, 2004	December 31, 2003

Operations:

Net investment income	$1,263,912	$215,760

Capital gain distributions from investments	—	65,824

Net realized gain on investments	1,472,107	259,573

Net change in unrealized appreciation of investments	(1,707,698)	2,817,943

Increase in Net Assets from Operations	1,028,321	3,359,100

Distributions to Shareholders:

Net investment income**

Class A	(472,472)	(91,208)

Class B	(174,305)	(32,187)

Class C	(457,528)	(75,748)

Class D	(129,346)	(15,958)

Class I	(11,732)	(544)

Class R	(269)	(116)

	(1,245,652)	(215,760)

Dividends in Excess of Net Investment Income: **

Class A	—	(80,470)

Class B	—	(28,397)

Class C	—	(66,830)

Class D	—	(14,079)

Class I	—	(480)

Class R	—	(103)

	—	(190,360)

Net Realized Short-Term Gain on Investments: **

Class A	(23,396)	(35,272)

Class B	(9,938)	(14,727)

Class C	(27,283)	(34,965)

Class D	(7,396)	(7,315)

Class I	(687)	(630)

Class R	(13)	(28)

	(68,713)	(92,937)

Decrease in Net Assets from Distributions	(1,314,365)	(499,057)

Captial Share Transactions:

Net proceeds from sales of shares	29,086,442	34,694,107

Investment of dividends	725,613	242,013

Exchanged from associated funds	4,053,403	4,766,872

Shares issued in payment of gain distributions	52,816	64,244

Total	33,918,274	39,767,236

Cost of shares repurchased	(6,520,240)	(967,227)

Exchanged into associated funds	(5,230,664)	(86,313)

Total	(11,750,904)	(1,053,540)

Increase in Net Assets from Capital Share Transactions	22,167,370	38,713,696

Increase in Net Assets	21,881,326	41,573,739

Net Assets:

Beginning of period	41,673,742	100,003

End of Period	$63,555,068	$41,673,742

* Commencement of operations.
** For tax purposes, these distributions are considered ordinary income.
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization — Seligman LaSalle Monthly Dividend Real Estate Fund (the “Fund”) was incorporated in Maryland on May 30, 2003, as an open-ended management investment company. The Fund had no operations prior to July 16, 2003 (commencement of operations) other than those relating to organizational matters and, on July 2, 2003, the sale and issuance to Seligman Advisors, Inc. (the “Distributor”) of 8,406 Class A shares of Capital Stock for $60,019 and 1,400 shares for each of Class B, Class C, Class D and Class R shares, each at a cost of $9,996. On November 21, 2003, the Distributor sold its shares of Class B, Class C and Class D and purchased 4,264 Class I shares at a cost of $32,448.

2.	Multiple Classes of Shares — The Fund offers six classes of shares.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase.

Class C shares primarily are sold with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

	a.	Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Notes to Financial Statements (unaudited)

	b.	Federal Taxes — There is no provision for federal income tax. The Fund expects to elect to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

	c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

	d.	Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the “Manager”). Securities received as collateral subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

	e.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2004, distribution and service fees, shareholder account services, and registration expenses were class-specific expenses.

	f.	Distributions to Shareholders — The treatment for financial statement purposes of distributions made to shareholders during the period from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

	g.	Organizational and Offering Expenses — Costs incurred in connection with the organization and initial offering of the Fund have been paid directly by the Manager.

4.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2004, aggregated $44,514,032 and $20,830,611, respectively.

At June 30, 2004, the cost of investments for federal income tax purposes was $62,748,917. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales in the amount of $85,342. The tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $2,760,200 and $1,649,955, respectively.

5.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager, is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.90% per annum of the Fund’s average daily net assets. LaSalle Investment Management (Securities), L.P. (the “Subadviser”), subadvises the Fund and is responsible for furnishing investment advice, research, and assistance with respect to the Fund’s investments. Under the subadvisory agreement, the Manager pays the Subadviser 0.45% per annum of the Fund’s average daily net assets. The Manager and Subadviser voluntarily agreed to waive their fees and reimburse expenses other than management and 12b-1 fees that exceed 0.45% per annum of the average daily net assets through June 30, 2004. The amounts of these reimbursements for the six months ended June 30, 2004 are disclosed in the Statement of Operations, and the amount receivable from the Manager and Subadviser at June 30, 2004 is disclosed in the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)

Seligman Advisors, Inc., agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $26,109 from sales of Class A shares. Commissions of $198,901 and $68,896 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of average daily net assets of Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2004, fees incurred under the Plan aggregated $24,775, or 0.25% per annum of average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the six months ended June 30, 2004, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, amounted to $42,759, $111,451, and $31,420, respectively. Fees incurred in respect of Class R shares were $29, equivalent to 0.50% per annum of average daily net assets.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D, and Class R shares. For the six months ended June 30, 2004, such charges amounted to $27,618.

The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the six months ended June 30, 2004, amounted to $9,297.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2004, Seligman Services, Inc. received commissions of $731 from the sale of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $716, pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $89,099 for shareholder account services in accordance with a methodology approved by the Fund’s directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

Notes to Financial Statements (unaudited)

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2004, the Fund’s potential obligation under the Guaranties is $42,200. As of June 30, 2004, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to t he Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

6.	Committed Line of Credit — Effective June 23, 2004 the Fund became a participant in a joint $425 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2005, but is renewable annually with consent of the participating banks. For the period through June 30, 2004, the Fund did not borrow from the credit facility.

7.	Capital Share Transactions — The Fund has authorized 1,000,000,000 shares of $0.001 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Six Months Ended		July 16, 2003* to
	June 30, 2004		December 31, 2003

Class A	Shares	Amount	Shares	Amount

Net proceed from sales of shares	1,148,615	$9,572,131	1,720,457	$12,895,587

Investment of dividends	31,773	256,310	12,256	93,548

Exchanged from associated funds	148,072	1,260,580	256,586	1,896,847

Shares issued in payment
of gain distributions	2,113	16,941	2,878	22,723

Converted from Class B	7,658	62,243	—	—

Total	1,338,231	11,168,205	1,992,177	14,908,705

Cost of shares repurchased	(369,418)	(2,971,277)	(86,111)	(667,627)

Exchanged into associated funds	(215,512)	(1,685,061)	(3,934)	(28,783)

Total	(584,930)	(4,656,338)	(90,045)	(696,410)

Increase	753,301	$6,511,867	1,902,132	$14,212,295

Class B	Shares	Amount	Shares	Amount

Net proceed from sales of shares	320,194	$2,661,739	607,506	$4,526,332

Investment of dividends	12,883	103,216	5,336	$40,886

Exchanged from associated funds	168,256	1,413,061	198,622	1,503,703

Shares issued in payment
of gain distributions	1,111	8,845	1,405	11,075

Total	502,444	4,186,861	812,869	6,081,996

Cost of shares repurchased	(37,913)	(308,537)	(3,912)	(30,408)

Exchanged into associated funds	(134,461)	(1,044,880)	—	—

Converted to Class A	(7,658)	(62,243)	—	—

Total	(180,032)	(1,415,660)	(3,912)	(30,408)

Increase	322,412	$2,771,201	808,957	$6,051,588

See footnotes on page 15.

Notes to Financial Statements (unaudited)

	Six Months Ended		July 16, 2003* to
	June 30, 2004		December 31, 2003

Class C	Shares	Amount	Shares	Amount

Net proceed from sales of shares	1,448,352	$12,225,554	1,908,860	$14,341,849

Investment of dividends	36,984	298,181	11,625	88,886

Exchanged from associated funds	85,020	724,535	118,432	868,994

Shares issued in payment
of gain distributions	2,647	21,303	3,102	24,504

Total	1,573,003	13,269,573	2,042,019	15,324,233

Cost of shares repurchased	(368,951)	(2,945,036)	(33,470)	(258,343)

Exchanged into associated funds	(167,028)	(1,291,958)	(3,402)	(25,675)

Total	(535,979)	(4,236,994)	(36,872)	(284,018)

Increase	1,037,024	$9,032,579	2,005,147	$15,040,215

Class D	Shares	Amount	Shares	Amount

Net proceed from sales of shares	522,673	$4,311,905	347,936	$2,623,972

Investment of dividends	7,079	55,905	2,297	17,450

Exchanged from associated funds	76,369	655,227	67,224	497,328

Shares issued in payment
of gain distributions	638	5,027	672	5,284

Total	606,759	5,028,064	418,129	3,144,034

Cost of shares repurchased	(34,611)	(279,743)	(1,425)	(10,849)

Exchanged into associated funds	(157,991)	(1,208,765)	(4,034)	(31,855)

Total	(192,602)	(1,488,508)	(5,459)	(42,704)

Increase	414,157	$3,539,556	412,670	$3,101,330

Class I	Shares	Amount	Shares	Amount

Net proceed from sales of shares	38,598	$315,113	39,053	$306,367

Investment of dividends	1,456	11,732	130	1,024

Shares issued in payment
of gain distributions	85	687	80	630

Total	40,139	327,532	39,263	308,021

Cost of shares repurchased	(1,909)	(15,647)	—	—

Total	(1,909)	(15,647)	—	—

Increase	38,230	$311,885	39,263	$308,021

Class R	Shares	Amount	Shares	Amount

Net proceed from sales of shares	—	$—	—	$—

Investment of dividends	33	269	29	219

Shares issued in payment
of gain distributions	2	13	4	28

Total	35	282	33	247

Increase	35	$282	33	$247

* Commencement of operations for Classes A, B, C, D and R. Commencement of operations for Class I is
November 24, 2003.

Notes to Financial Statements (unaudited)

8.

Other Matters — The circumstances described below relate to certain regulatory matters affecting certain of the Seligman registered investment companies (“Seligman Funds”). Seligman LaSalle Monthly Dividend Real Estate Fund was not affected by these circumstances and, accordingly, did not receive any payments from the Manager.

The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman Funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three already had been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

The Manager has also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements involving frequent trading, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares.

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance from its inception. Certain information reflects financial results for a single share of a Class that was held throughout the period shown. Per share amounts are calculated using average shares outstanding during the period. “Total Return” shows the rate that you would have earned on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for the period.

Class A

	Six Months
	Ended	July 16, 2003* to
	June 30, 2004	December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$8.04	$7.14

Income from Investment Operations:

Net investment income	0.18	0.10

Net realized and unrealized gain on investments	0.19	0.98

Total from Investment Operations	0.37	1.08

Less Distributions:

Distributions from net investment income	(0.20)	(0.09)

Distributions in excess of net income	—	(0.07)

Distributions from net realized capital gain	(0.01)	(0.02)

Total Distributions	(0.21)	(0.18)

Net Asset Value, End of Period	$8.20	$8.04

Total Return:	4.59%	15.36%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$21,857	$15,348

Ratio of expenses to average net assets†	1.60%	1.59%

Ratio of net investment income to average net assets†	4.89%	2.86%

Portfolio turnover rate	39.14%	19.40%

Without expense reimbursementø

Ratio of expenses to average net assets†	2.06%	2.96%

Ratio of net investment income to average net assets†	4.42%	1.50%

See footnotes on page 22.

Financial Highlights (unaudited)

Class B

	Six Months	July 16, 2003* to
	Ended June 30, 2004	December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$8.04	$7.14

Income from Investment Operations:

Net investment income	0.15	0.07

Net realized and unrealized gain on investments	0.20	0.99

Total from Investment Operations	0.35	1.06

Less Distributions:

Distributions from net investment income	(0.17)	(0.07)

Distributions in excess of net income	—	(0.07)

Distributions from net realized capital gain	(0.01)	(0.02)

Total Distributions	(0.18)	(0.16)

Net Asset Value, End of Period	$8.21	$8.04

Total Return:	4.37%	15.02%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$9,296	$6,432

Ratio of expenses to average net assets†	2.35%	2.34%

Ratio of net investment income to average net assets†	4.14%	2.11%

Portfolio turnover rate	39.14%	19.40%

Without expense reimbursementø

Ratio of expenses to average net assets†	2.82%	3.72%

Ratio of net investment income to average net assets†	3.67%	0.75%

See footnotes on page 22.

Financial Highlights (unaudited)

Class C

	Six Months	July 16, 2003* to
	Ended June 30, 2004	December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$8.04	$7.14

Income from Investment Operations:

Net investment income	0.15	0.07

Net realized and unrealized gain on investments	0.19	0.99

Total from Investment Operations	0.34	1.06

Less Distributions:

Distributions from net investment income	(0.17)	(0.07)

Distributions in excess of net income	—	(0.07)

Distributions from net realized capital gain	(0.01)	(0.02)

Total Distributions	(0.18)	(0.16)

Net Asset Value, End of Period	$8.20	$8.04

Total Return:	4.14%	15.02%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$24,962	$15,916

Ratio of expenses to average net assets†	2.35%	2.34%

Ratio of net investment income to average net assets†	4.14%	2.11%

Portfolio turnover rate	39.14%	19.40%

Without expense reimbursementø

Ratio of expenses to average net assets†	2.81%	3.72%

Ratio of net investment income to average net assets†	3.67%	0.75%

See footnotes on page 22.

Financial Highlights (unaudited)

Class D

	Six Months	July 16, 2003* to
	Ended June 30, 2004	December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$8.04	$7.14

Income from Investment Operations:

Net investment income	0.15	0.07

Net realized and unrealized gain on investments	0.19	0.99

Total from Investment Operations	0.34	1.06

Less Distributions:

Distributions from net investment income	(0.17)	(0.07)

Distributions in excess of net income	—	(0.07)

Distributions from net realized capital gain	(0.01)	(0.02)

Total Distributions	(0.18)	(0.16)

Net Asset Value, End of Period	$8.20	$8.04

Total Return:	4.14%	15.02%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,792	$3,329

Ratio of expenses to average net assets†	2.35%	2.34%

Ratio of net investment income to average net assets†	4.14%	2.11%

Portfolio turnover rate	39.14%	19.40%

Without expense reimbursementø

Ratio of expenses to average net assets†	2.81%	3.72%

Ratio of net investment income to average net assets†	3.67%	0.75%

See footnotes on page 22.

Financial Highlights (unaudited)

Class I

	Six Months	November 24, 2003** to
	Ended June 30, 2004	December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$8.04	$7.61

Income from Investment Operations:

Net investment income	0.18	0.03

Net realized and unrealized gain on investments	0.14	0.45

Total from Investment Operations	0.32	0.48

Less Distributions:

Distributions from net investment income	(0.15)	(0.02)

Distributions in excess of net income	—	(0.01)

Distributions from net realized capital gain	(0.01)	(0.02)

Total Distributions	(0.16)	(0.05)

Net Asset Value, End of Period	$8.20	$8.04

Total Return:	4.56%	5.49%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$636	$315

Ratio of expenses to average net assets†	1.35%	0.94%

Ratio of net investment income to average net assets†	5.14%	3.42%

Portfolio turnover rate	39.14%	19.40%

Without expense reimbursementø

Ratio of expenses to average net assets†	2.12%	2.45%

Ratio of net investment income to average net assets†	4.37%	1.91%

See footnotes on page 22.

Financial Highlights (unaudited)

Class R

	Six Months	July 16, 2003* to
	Ended June 30, 2004	December 31, 2003

Per Share Data:

Net Asset Value, Beginning of Period	$8.04	$7.14

Income from Investment Operations:

Net investment income	0.17	0.09

Net realized and unrealized gain on investments	0.19	0.99

Total from Investment Operations	0.36	1.08

Less Distributions:

Distributions from net investment income	(0.19)	(0.08)

Distributions in excess of net income	—	(0.08)

Distributions from net realized capital gain	(0.01)	(0.02)

Total Distributions	(0.20)	(0.18)

Net Asset Value, End of Period	$8.20	$8.04

Total Return:	4.46%	15.24%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$12	$12

Ratio of expenses to average net assets†	1.85%	1.84%

Ratio of net investment income to average net assets†	4.64%	2.61%

Portfolio turnover rate	39.14%	19.40%

Without expense reimbursementø

Ratio of expenses to average net assets†	2.31%	3.21%

Ratio of net investment income to average net assets†	4.17%	1.25%

* Commencement of operations (excluding Class I). Total returns are calculated from the close of business July 16, 2003.
** Commencement of operations. Total returns are calculated from the close of business November 24, 2003.
† Annualized.
ø The Manager and Subadviser have agreed to reimburse certain expenses of the Fund.
See Notes to Financial Statements.

Board of Directors

Robert B. Catell 2, 3		William C. Morris

•	Chairman, Chief Executive Officer and Director,	•	Chairman, J. & W. Seligman & Co. Incorporated
	KeySpan Corporation	•	Chairman, Carbo Ceramics Inc.

John R. Galvin 1, 3		Leroy C. Richie 1, 3

•	Dean Emeritus,	•	Chairman and Chief Executive Officer,
	Fletcher School of Law and Diplomacy at Tufts		Q Standards Worldwide, Inc.
	University	•	Director, Kerr-McGee Corporation

Alice S. Ilchman 2, 3		Robert L. Shafer 2, 3

•	President Emerita, Sarah Lawrence College	•	Retired Vice President, Pfizer Inc.
•	Director, Jeannette K. Watson Summer
	Fellowship	James N. Whitson 1, 3
•	Trustee, Committee for Economic Development
		•	Retired Executive Vice President and Chief
Frank A. McPherson 2, 3			Operating Officer, Sammons Enterprises, Inc.
		•	Director, CommScope, Inc.
•	Retired Chairman of the Board and Chief
	Executive Officer, Kerr-McGee Corporation	Brian T. Zino
•	Director, ConocoPhillips
•	Director, Integris Health	•	Director and President,
J. & W. Seligman & Co. Incorporated
John E. Merow 1, 3		•	Chairman, Seligman Data Corp.
		•	Director, ICI Mutual Insurance Company
•	Retired Chairman and Senior Partner,	•	Member of the Board of Governors,
	Sullivan & Cromwell LLP		Investment Company Institute
•	Director, Commonwealth Industries, Inc.
•	Trustee, New York-Presbyterian Hospital
Member: 1 Audit Committee
Betsy S. Michel 1, 3			2 Director Nominating Committee
3 Board Operations Committee
•	Trustee, The Geraldine R. Dodge Foundation

Executive Officers

William C. Morris	Lawrence P. Vogel

Chairman	Vice President and Treasurer

Brian T. Zino	Frank J. Nasta

President and Chief Executive Officer	Secretary

Thomas G. Rose

Vice President

[This Page Intentionally Left Blank]

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue • New York, NY 10017

General Distributor
Seligman Advisors, Inc.
100 Park Avenue • New York, NY 10017

Subadviser
LaSalle Investment Management (Securities) L.P.
100 East Pratt Street • Baltimore, MD 21202

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue • New York, NY 10017

General Counsel
Sullivan & Cromwell LLP

For More Information

Important Telephone Numbers
(800) 221-2450    Shareholder Services

(800) 445-1777    Retirement Plan Services

(212) 682-7600    Outside the United States

(800) 622-4597    24-Hour Automated Telephone
                            Access Service

Proxy Voting
A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available to shareholders (i) without charge, upon request, by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman LaSalle Monthly Dividend Real Estate Fund, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

REMD3 6/04

ITEM 2.      CODE OF ETHICS.
             Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.
             Not applicable.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.
             Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.
             Not applicable

ITEM 6.      SCHEDULE OF INVESTMENTS.
             Not applicable.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
             CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
             Not applicable.

ITEM 8.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END  MANAGEMENT INVESTMENT
             COMPANY AND AFFILIATED PURCHASERS.
             Not applicable.

ITEM 9.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
             Not applicable.

ITEM 10.     CONTROLS AND PROCEDURES.

(a)          The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the
             registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)          The  registrant's   principal   executive   officer  and  principal
             financial  officer  are  aware of no  changes  in the  registrant's internal control over financial  reporting that occurred during the registrant's  most  recent  fiscal  half-year  that has  materially affected,  or  is  reasonably  likely  to  materially  affect,  the registrant's internal control over financial reporting.

ITEM 11.     EXHIBITS.

             (a)(1) Not applicable.

             (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
                    Investment Company Act of 1940.

             (a)(3) Not applicable.

             (b)    Certifications   of  chief   executive   officer  and  chief
                    financial  officer as  required by Rule  30a-2(b)  under the
                    Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE MONTHLY DIVIDEND REAL ESTATE FUND.

By:      /S/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:      /S/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 1, 2004

By:      /S/LAWRENCE P. VOGEL
         Lawrence P. Vogel
         Vice President, Treasurer and Chief Financial Officer

Date:    September 1, 2004

SELIGMAN LASALLE MONTHLY DIVIDEND REAL ESTATE FUND

EXHIBIT INDEX

         (a)(2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
                  Investment Company Act of 1940.

         (b)      Certification  of chief executive  officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company
                  Act of 1940.